Statements of Cash Flows - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Operating activities
Royalties received	$ 23,042,360	$ 36,531,459	$ 46,705,036
Interest received	39,347	296,964	248,667
Expenses paid	(2,273,809)	(2,239,182)	(1,457,039)
Net cash from operating activities	20,807,898	34,589,241	45,496,664
Investing activities
Maturities of U.S. Government securities	90,367,702	90,434,386	81,835,668
Sales of U.S. Government securities	236,992		99,740
Purchases of U.S. Government securities	(87,178,889)	(71,644,548)	(90,260,269)
Net cash from investing activities	3,425,805	18,789,838	(8,324,861)
Financing activity
Distributions to unitholders	(21,910,417)	(44,083,234)	(36,604,828)
Net change in cash and cash equivalents	2,323,286	9,295,845	566,975
Cash and cash equivalents, beginning of period	10,177,655	881,810	314,835
Cash and cash equivalents, end of period	12,500,941	10,177,655	881,810
Reconciliation of net income to net cash from (used for) operating activities
Net income	23,407,647	30,055,752	45,559,044
Decrease (increase) in accrued income receivable	(179,889)	2,269,472	(382,969)
Decrease (increase) in contract asset	(177,251)	56,357	42,907
Decrease (increase) in prepaid expense	(26,931)	(13,182)	168
Increase (decrease) in accrued expenses	296,042	(290,878)	277,514
Increase (decrease) in contract liability	(2,511,720)	2,511,720
Net cash from operating activities	20,807,898	34,589,241	45,496,664
Non cash financing activity
Distributions declared and payable	$ 6,035,205	$ 9,184,007	$ 18,236,814